Financial Income and Expense - Schedule of Interest Income and Interest Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Income and Interest Expenses [Abstract]
Foreign exchange gains, net	$ 720,095	$ 396,626	$ 2,726,407
Financial interest income	630,575	1,011,865	831,177
Warrant income, net			3,843
Total	1,350,670	1,408,491	3,561,427
Interest expense on financial liabilities	15,643,045	9,976,717	6,741,305
Bank commission expenses	2,707	2,819	31,414
Total	$ 15,645,752	$ 9,979,536	$ 6,772,719